Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 49,260	$ 38,627	$ 37,584
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	37,174	26,726	25,158
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	7,742	7,648	7,705
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	3,123	3,363	3,716
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	382	366	351
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	833	518	648
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 6	$ 6	$ 6